Investment Strategy	Jun. 04, 2025
Cambria Global EW ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in large-capitalization stocks of companies located around the world. Large capitalization securities are generally those that have a market capitalization of $8 billion or greater. The Fund primarily invests without limit in foreign securities and any country, including countries with developing or emerging markets.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (the “Sub-Adviser”), selects approximately 500 of the largest publicly-traded companies from around the world, considering market capitalization, liquidity, and other tradability factors (e.g., impediments to accessing the markets on which a security trades).
The Fund may invest in common stocks, preferred stocks, depositary receipts (which may be sponsored or unsponsored), real estate investment trusts (“REITs”), and other ETFs. A sponsored depositary receipt is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. An unsponsored depositary receipt may be issued by any number of depositaries without the participation of the underlying issuer. For Chinese companies, the Fund may invest in China H-Shares listed on the Hong Kong Stock Exchange, and the Fund does not anticipate investing in China A-Shares, which are securities issued by companies incorporated in mainland China and traded on a Chinese exchange. The Sub-Adviser may also invest in an equivalent security, such as a global depositary receipt, if available.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain countries or regions and which have comparable characteristics, such as market capitalization, of the desired exposure. Under normal market conditions, the Fund will invest in at least three (though typically significant more) different countries, including the United States. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a country or region, a particular sector (e.g., information technology companies), or based on factors such as their strategy (e.g., growth or value) or other factors that help the Fund achieve broad global equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.
Cambria U.S. EW ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or through other ETFs (each, an “Underlying ETF”) in large capitalization U.S. companies. Large capitalization securities are generally those that have a market capitalization of $8 billion or greater.
For the Fund’s investments in individual equity securities, the Fund’s investment sub-adviser, Cambria Investment Management, L.P. (“Cambria” or the “Sub-Adviser”), selects from among the largest publicly-traded U.S. companies, considering market capitalization, liquidity, and other tradability factors (e.g., avoiding securities with unusual structures, operational impacts, or tax considerations) to create broad-based exposure to the U.S. equity market. The Fund will typically hold a large number of securities, generally in excess of 250 companies.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. For purposes of the Fund’s 80% policy, securities of U.S. companies include the securities of any company (a) that has its headquarters or principal location of operations in the United States, (b) whose primary listing is on a securities exchange or market in the United States, or (c) that derives a majority of its revenues in the United States.
The Fund may invest in equity securities, including common stocks, depositary receipts, real estate investment trusts (REITs), and other ETFs.
Additionally, the Sub-Adviser may use Underlying ETFs as an efficient way to gain exposure to certain segments of the market or certain factors to ensure broad-based representation of the large capitalization U.S. equity market. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a particular industry, sector, factor, or strategy (e.g., growth or value) that help the Fund achieve broad U.S. equity exposure.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. For purposes of the Fund’s 80% policy, securities of U.S. companies include the securities of any company (a) that has its headquarters or principal location of operations in the United States, (b) whose primary listing is on a securities exchange or market in the United States, or (c) that derives a majority of its revenues in the United States.